Derivative Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Derivative Financial Instruments
Schedule of the volume of activity related to the derivative financial instruments

The following table presents the volume of activity related to the Partnership’s derivative financial instruments at September 30, 2014:

	Units (1)	Unit of Measure
Futures Contracts
Long	23,796	Thousands of barrels
Short	(27,842)	Thousands of barrels

Natural Gas Contracts
Long	9,539	Thousands of decatherms
Short	(9,539)	Thousands of decatherms

Interest Rate Swaps	$200.0	Millions of U.S. dollars
Interest Rate Cap	$100.0	Millions of U.S. dollars

(1)

Number of open positions and gross notional amounts do not quantify risk or represent assets or liabilities of the Partnership, but are used in the calculation of daily cash settlements under the contracts.

The following table presents the volume of activity related to the Partnership's derivative financial instruments at December 31, 2013:

	Units (1)	Unit of Measure
Futures Contracts
Long	13,411	Thousands of barrels
Short	(16,562)	Thousands of barrels
Natural Gas Contracts
Long	6,958	Thousands of decatherms
Short	(6,958)	Thousands of decatherms
Interest Rate Swaps	$200.0	Millions of U.S. dollars
Interest Rate Cap	$100.0	Millions of U.S. dollars
Foreign Currency Derivatives
Open Forward Exchange Contracts (2)	$21.9	Millions of Canadian dollars
	$20.6	Millions of U.S. dollars
(1)
Number of open positions and gross notional amounts do not quantify risk or represent assets or liabilities of the Partnership, but are used in the calculation of daily cash settlements under the contracts.

(2)
All-in forward rate Canadian dollars ("CAD") $1.0632 to USD $1.00.

Summary of derivatives not designated as either fair value hedges or cash flow hedges and their respective fair values and location

The following table summarizes the derivatives not designated by the Partnership as either fair value hedges or cash flow hedges and their respective fair values and location in the Partnership’s consolidated balance sheets at September 30, 2014 and December 31, 2013 (in thousands):

			September 30,	December 31,
		Balance Sheet	2014	2013
Summary of Other Derivatives	Item Pertains to	Location	Fair Value	Fair Value

Asset Derivatives
Forward purchase commitments	Gasoline and Gasoline Blendstocks	(1)	$1,035	$14,119
	Distillates	(1)	2,219	2,232
	Crude Oil	(1)	3,546	13,693
	Propane	(1)	35	—
	Residual Oil	(1)	20	34
Total forward purchase commitments			6,855	30,078

Forward sales commitments	Gasoline and Gasoline Blendstocks	(1)	16,537	1,486
	Distillates	(1)	17,063	797
	Residual Oil	(1)	1,573	655
	Crude Oil	(1)	9,919	383
	Natural Gas	(1)	4,736	12,608
	Propane	(1)	438	—
Total forward sales commitments			50,266	15,929
Total fair value of forward fixed price contracts			$57,121	$46,007

Liability Derivatives
Forward purchase commitments	Gasoline and Gasoline Blendstocks	(2)	$9,019	$3,625
	Distillates	(2)	9,627	1,396
	Residual Oil	(2)	—	990
	Crude Oil	(2)	16,003	2,122
	Natural Gas	(2)	4,737	12,485
	Propane	(2)	331	—
Total forward purchase commitments			39,717	20,618

Forward sales commitments	Gasoline and Gasoline Blendstocks	(2)	77	10,709
	Distillates	(2)	109	3,809
	Crude Oil	(2)	15,842	3,061
	Propane	(2)	9	—
Total forward sales commitments			16,037	17,579
Total obligations on forward fixed price contracts and other derivatives			55,754	38,197

Foreign currency forward contract	Foreign Denominated Sales	(3)	—	16
Total liability derivatives			$55,754	$38,213

(1)	Fair value of forward fixed price contracts
(2)	Obligations on forward fixed price contracts
(3)	Accrued expenses and other current liabilities

  The following table summarizes the derivatives not designated by the Partnership as either fair value hedges or cash flow hedges and their respective fair values and location in the Partnership's consolidated balance sheets at December 31 (in thousands):

Summary of Other Derivatives	Item Pertains to	Balance Sheet Location	2013 Fair Value	2012 Fair Value
Asset Derivatives
Forward purchase commitments	Gasoline and Gasoline Blendstocks	(1)	$14,119	$131
	Distillates	(1)	2,232	—
	Residual Oil	(1)	34	285
	Crude Oil	(1)	13,693	15,127

Total forward purchase commitments			30,078	15,543
Forward sales commitments	Gasoline and Gasoline Blendstocks	(1)	1,486	30,928
	Distillates	(1)	797	—
	Residual Oil	(1)	655	—
	Crude Oil	(1)	383	—
	Natural Gas	(1)	12,608	1,591

Total forward sales commitments			15,929	32,519

Total forward fixed price contracts			46,007	48,062
Foreign currency forward contract	Foreign Denominated Sales	(2)	—	145

Total asset derivatives			$46,007	$48,207

Liability Derivatives
Forward purchase commitments	Gasoline and Gasoline Blendstocks	(3)	$3,625	$27,604
	Distillates	(3)	1,396	2,171
	Residual Oil	(3)	990	—
	Crude Oil	(3)	2,122	—
	Natural Gas	(3)	12,485	1,576

Total forward purchase commitments			20,618	31,351
Forward sales commitments	Gasoline and Gasoline Blendstocks	(3)	10,709	173
	Distillates	(3)	3,809	2,950
	Crude Oil	(3)	3,061	—

Total forward sales commitments			17,579	3,123

Total obligations on forward fixed price contracts			38,197	34,474
Foreign currency forward contract	Foreign Denominated Sales	(4)	16	—

Total liability derivatives			$38,213	$34,474

(1)
Fair value of forward fixed price contracts
(2)
Prepaid expenses and other current assets
(3)
Obligations on forward fixed price contracts
(4)
Accrued expenses and other current liabilities

Derivative Financial Instruments
Schedule of the amount of gains and losses from derivatives not involved in a fair value hedging relationship or in a hedging relationship recognized in the consolidated statements of income

The following table presents the amount of gains and losses from derivatives not involved in a fair value hedging relationship or in a hedging relationship recognized in the Partnership’s consolidated statements of income for the three and nine months ended September 30, 2014 and 2013 (in thousands):

		Amount of Gain (Loss)		Amount of Gain (Loss)
	Location of	Recognized in Income		Recognized in Income
	Gain (Loss)	on Derivatives		on Derivatives
	Recognized in	Three Months Ended		Nine Months Ended
Derivatives Not Designated as	Income on	September 30,		September 30,
Hedging Instruments	Derivatives	2014	2013	2014	2013

Product contracts	Cost of sales	$10,708	$4,576	$14,196	$8,223
Foreign currency contracts	Cost of sales	171	(437)	17	(203)
Total		$10,879	$4,139	$14,213	$8,020

The following table presents the amount of gains and losses from derivatives not involved in a hedging relationship recognized in the Partnership's consolidated statements of income for the years ended December 31 (in thousands):

		Amount of Gain (Loss) Recognized in Income on Derivatives
	Location of Gain (Loss) Recognized in Income on Derivatives
Derivatives Not Designated as Hedging Instruments		2013	2012	2011
Product contracts	Cost of sales	$11,819	$17,164	$9,517
Foreign currency contracts	Cost of sales	(162)	145	—

Total		$11,657	$17,309	$9,517

Derivatives in Fair Value Hedging Relationships
Derivative Financial Instruments
Schedule of net gains and losses from derivatives recognized in consolidated statements of operations

The following table presents the hedge ineffectiveness from derivatives involved in fair value hedging relationships recognized in the Partnership’s consolidated statements of income for the three and nine months ended September 30, 2014 and 2013 (in thousands):

		Amount of Gain (Loss) Recognized in
		Income on Derivatives
	Location of Gain (Loss)	Three Months Ended		Nine Months Ended
Derivatives in Fair Value	Recognized in	September 30,		September 30,
Hedging Relationships	Income on Derivative	2014	2013	2014	2013

Futures contracts	Cost of sales	$29,470	$(4,348)	$52,050	$15,753

		Amount of Gain (Loss) Recognized in
		Income on Hedged Items
	Location of Gain (Loss)	Three Months Ended		Nine Months Ended
Hedged Items in Fair Value	Recognized in	September 30,		September 30,
Hedged Relationships	Income on Hedged Items	2014	2013	2014	2013

Inventories	Cost of sales	$(30,890)	$4,545	$(52,386)	$(15,033)

The following table presents the hedge ineffectiveness from derivatives involved in fair value hedging relationships recognized in the Partnership's consolidated statements of income for the years ended December 31 (in thousands):

		Amount of Gain (Loss) Recognized in Income on Derivatives
	Location of Gain (Loss) Recognized in Income on Derivatives
Derivatives in Fair Value Hedging Relationships		2013	2012	2011
Futures contracts	Cost of sales	$(18,231)	$(105,405)	$(77,855)

Cash Flow Hedges
Derivative Financial Instruments
Schedule of fair values of derivative instruments and location in consolidated balance sheets

The following table presents the fair value of the Partnership’s derivative instruments involved in cash flow hedging relationships and their location in the Partnership’s consolidated balance sheets at September 30, 2014 and December 31, 2013 (in thousands):

		September 30,	December 31,
Derivatives Designated as		2014	2013
Hedging Instruments	Balance Sheet Location	Fair Value	Fair Value

Asset derivatives
Interest rate cap (1)	Other assets	$ N/A	$25

Liability derivatives
Interest rate swaps	Other long-term liabilities	$6,927	$9,462

(1)	The interest rate cap agreement was de-designated as a cash flow hedge in June 2014.

The following table presents the fair value of the Partnership's derivative instruments involved in cash flow hedging relationships and their location in the Partnership's consolidated balance sheets at December 31 (in thousands):

Derivatives Designated as Hedging Instruments	Balance Sheet Location	2013 Fair Value	2012 Fair Value
Asset derivatives
Interest rate cap	Other assets	$25	$35
Liability derivatives
Interest rate collar	Other long-term liabilities	$—	$1,868
Interest rate swaps	Other long-term liabilities	9,462	11,534

Total liability derivatives		$9,462	$13,402

Schedule of net gains and losses from derivatives recognized in consolidated statements of operations

The following table presents the amount of net gains and losses from derivatives involved in cash flow hedging relationships recognized in the Partnership’s consolidated statements of income and partners’ equity for the three and nine months ended September 30, 2014 and 2013 (in thousands):

			Recognized in Income				Recognized in Income
			on Derivatives				on Derivatives
	Amount of Gain (Loss)		(Ineffectiveness Portion		Amount of Gain (Loss)		(Ineffectiveness Portion
	Recognized in Other		and Amount Excluded		Recognized in Other		and Amount Excluded
	Comprehensive Income		from Effectiveness		Comprehensive Income		from Effectiveness
	on Derivatives		Testing)		on Derivatives		Testing)
Derivatives in	Three Months Ended		Three Months Ended		Nine Months Ended		Nine Months Ended
Cash Flow	September 30,		September 30,		September 30,		September 30,
Hedging Relationship	2014	2013	2014	2013	2014	2013	2014	2013

Interest rate collar	$—	$635	$—	$—	$—	$1,861	$—	$—
Interest rate swaps	1,824	(1,538)	—	—	2,535	701	—	—
Interest rate cap (1)	105	(42)	—	—	265	15	—	—
Total	$1,929	$(945)	$—	$—	$2,800	$2,577	$—	$—

(1)	The interest rate cap agreement was de-designated as a cash flow hedge in June 2014.

  The following table presents the hedge ineffectiveness from derivatives involved in fair value hedging relationships recognized in the Partnership's consolidated statements of income for the years ended December 31 (in thousands):

		Amount of Gain (Loss) Recognized in Income on Derivatives
	Location of Gain (Loss) Recognized in Income on Derivatives
Derivatives in Fair Value Hedging Relationships		2013	2012	2011
Futures contracts	Cost of sales	$(18,231)	$(105,405)	$(77,855)

		Amount of Gain (Loss) Recognized in Income on Hedged Items
	Location of Gain (Loss) Recognized in Income on Hedged Items
Hedged Items in Fair Value Hedged Relationships		2013	2012	2011
Inventories	Cost of sales	$17,949	$105,664	$78,166